UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04997

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds V

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2017

Item 1. Schedule of Investments.

Schedule of investments
Delaware Wealth Builder Fund (formerly, Delaware Dividend Income Fund) February 28, 2017 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 54.34%
Consumer Discretionary – 3.66%
Bayerische Motoren Werke	8,823	$788,614
Ford Motor	612,900	7,679,637
JC Penney †	96,400	611,176
Kering	2,374	577,825
Mattel	212,600	5,470,198
Nitori Holdings	5,286	615,434
Publicis Groupe	4,877	328,757
Sumitomo Rubber Industries	44,400	732,722
Target	112,000	6,582,240
Techtronic Industries	176,500	632,070
Toyota Motor	21,800	1,235,097
Valeo	7,686	472,349
Yue Yuen Industrial Holdings	273,000	1,016,334
		26,742,453
Consumer Staples – 6.55%
Archer-Daniels-Midland	101,100	4,748,667
Carlsberg Class B	7,958	699,189
Coca-Cola	15,493	650,086
Coca-Cola Amatil	70,126	551,097
CVS Health	56,800	4,576,944
Imperial Brands	11,062	520,638
Japan Tobacco	24,800	829,352
Kimberly-Clark	74,900	9,927,995
Kraft Heinz	51,400	4,703,614
Procter & Gamble	104,900	9,553,243
Reynolds American	101,500	6,249,355
Wal-Mart Stores	68,600	4,865,798
		47,875,978
Diversified REITs – 1.06%
Digital Realty Trust	8,800	950,400
Equinix	9,300	3,497,451
Gramercy Property Trust	58,700	1,641,252
Vornado Realty Trust	15,100	1,659,037
		7,748,140
Energy – 6.50%
Chevron	51,800	5,827,500
Enbridge	138,449	5,794,082
Occidental Petroleum	155,900	10,219,245
Plains GP Holdings Class A	73,644	2,420,678
Royal Dutch Shell ADR	155,100	8,530,500
Suncor Energy	19,500	607,081
TOTAL	15,580	776,582

NQ-129 [2/17] 4/17 (18976)     1

Schedule of investments
Delaware Wealth Builder Fund (formerly, Delaware Dividend Income Fund) (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock (continued)
Energy (continued)
TOTAL ADR	177,500	$8,869,675
Williams	158,000	4,477,720
		47,523,063
Financials – 5.23%
Arthur J. Gallagher	169,900	9,675,805
AXA	39,572	933,616
Bank Rakyat Indonesia Persero	678,698	608,162
BB&T	194,500	9,378,790
Huntington Bancshares	147,700	2,088,478
ING Groep	62,368	859,936
Mitsubishi UFJ Financial Group	229,700	1,509,729
Nordea Bank	107,545	1,260,526
Prudential Financial	11,600	1,282,264
Standard Chartered †	95,421	855,344
UniCredit	30,398	407,376
Wells Fargo & Co.	161,400	9,341,832
		38,201,858
Healthcare – 9.55%
Abbott Laboratories	170,200	7,672,616
AbbVie	124,100	7,674,344
Amgen	29,700	5,242,941
AstraZeneca ADR	333,700	9,764,062
Brookdale Senior Living †	172,100	2,478,240
Cardinal Health	80,300	6,534,011
Johnson & Johnson	53,800	6,574,898
Merck & Co.	149,100	9,821,217
Novartis	13,555	1,058,109
Pfizer	317,638	10,837,809
Sanofi	14,732	1,269,324
Teva Pharmaceutical Industries ADR	25,486	892,520
		69,820,091
Healthcare REITs – 0.34%
HCP	56,100	1,839,519
MedEquities Realty Trust	56,000	610,960
		2,450,479

2     NQ-129 [2/17] 4/17 (18976)

(Unaudited)

	Number of shares	Value (U.S. $)
Common Stock (continued)
Hotel REITs – 0.33%
MGM Growth Properties	37,000	$940,540
Pebblebrook Hotel Trust	24,000	690,000
Sunstone Hotel Investors	54,400	802,400
		2,432,940
Industrials – 4.29%
ABB ADR †	128,000	2,886,400
Deutsche Post	29,081	997,422
East Japan Railway	11,446	1,034,618
ITOCHU	84,089	1,217,417
Koninklijke Philips	30,230	913,852
Lockheed Martin	24,300	6,477,894
Meggitt	107,185	625,767
MINEBEA MITSUMI	65,900	811,835
Rexel	22,726	367,519
Teleperformance	6,343	702,216
United Technologies	41,000	4,614,550
Vinci	14,989	1,079,954
Waste Management	131,400	9,634,248
		31,363,692
Information Technology – 5.51%
CA	290,864	9,386,181
Canon ADR	204,900	5,991,276
Cisco Systems	271,800	9,290,124
Intel	241,800	8,753,160
Microsoft	69,109	4,421,594
Playtech	66,289	734,123
Samsung Electronics	978	1,662,362
		40,238,820
Mall REITs – 0.68%
GGP	75,300	1,871,958
Simon Property Group	10,263	1,892,497
Taubman Centers	16,800	1,171,968
		4,936,423

NQ-129 [2/17] 4/17 (18976)     3

Schedule of investments
Delaware Wealth Builder Fund (formerly, Delaware Dividend Income Fund) (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock (continued)
Manufactured Housing REIT – 0.18%
Equity LifeStyle Properties	16,627	$1,323,842
		1,323,842
Materials – 1.37%
Dow Chemical	151,800	9,451,068
Rio Tinto	13,789	564,119
		10,015,187
Multifamily REITs – 2.07%
American Homes 4 Rent	90,090	2,141,439
Apartment Investment & Management	28,000	1,302,840
Equity Residential	174,310	10,993,732
Mid-America Apartment Communities	6,887	707,502
		15,145,513
Office REITs – 1.24%
Easterly Government Properties	105,700	2,184,819
Empire State Realty Trust	68,600	1,496,166
Equity Commonwealth †	50,500	1,578,630
Intervest Offices & Warehouses	37,407	935,244
Mack-Cali Realty	55,100	1,606,165
VEREIT	136,200	1,235,334
		9,036,358
Shopping Center REITs – 0.88%
Brixmor Property Group	49,400	1,152,996
DDR	50,900	736,014
Ramco-Gershenson Properties Trust	56,600	886,356
Retail Properties of America	73,000	1,124,930
Scentre Group	256,735	858,217
Urban Edge Properties	34,000	942,820
Wheeler Real Estate Investment Trust	420,430	748,365
		6,449,698
Single Tenant REIT – 0.12%
STORE Capital	35,900	894,269
		894,269
Telecommunication Services – 3.16%
AT&T	257,600	10,765,104
Century Communications =†	1,625,000	0
Mobile TeleSystems ADR	28,588	293,599
Nippon Telegraph & Telephone	28,074	1,187,232
Tele2 Class B	63,782	570,580
Verizon Communications	207,900	10,318,077
		23,134,592

4     NQ-129 [2/17] 4/17 (18976)

(Unaudited)

	Number of shares	Value (U.S. $)
Common Stock (continued)
Utilities – 1.62%
Edison International	63,500	$5,063,490
National Grid	34,766	421,688
National Grid ADR	104,300	6,346,655
		11,831,833
Total Common Stock (cost $367,207,815)		397,165,229

Exchange-Traded Funds – 1.16%
ProShares Short High Yield †	40,700	977,846
SPDR Gold Shares †	27,400	3,266,902
VanEck Vectors High-Yield Municipal Index ETF	138,600	4,212,054
Total Exchange-Traded Funds (cost $8,714,472)		8,456,802

Limited Partnership – 0.32%
Merion Countryside =†	2,080,418	2,325,699
Total Limited Partnership (cost $1,929,374)		2,325,699

Master Limited Partnerships – 1.06%
Blackstone Group	189,500	5,597,830
Sunoco Logistics Partners	28,600	724,438
Valero Energy Partners	29,700	1,454,112
Total Master Limited Partnerships (cost $7,383,165)		7,776,380

Convertible Preferred Stock – 1.78%
A Schulman 6.00% exercise price $52.33, expiration date
12/31/49	1,422	1,276,600
AMG Capital Trust II 5.15% exercise price $200.00,
expiration date 10/15/37	27,948	1,650,679
Bank of America 7.25% exercise price $50.00, expiration
date 12/31/49	1,335	1,588,650
El Paso Energy Capital Trust I 4.75% exercise price
$50.00, expiration date 3/31/28	39,900	1,998,990
Exelon 6.50% exercise price $43.75, expiration date
6/1/17	41,750	2,069,965
Huntington Bancshares 8.50% exercise price $11.95,
expiration date 12/31/49	1,437	1,994,369
Wells Fargo & Co. 7.50% exercise price $156.71,
expiration date 12/31/49	1,989	2,436,525
Total Convertible Preferred Stock (cost $12,501,198)		13,015,778

NQ-129 [2/17] 4/17 (18976)     5

Schedule of investments
Delaware Wealth Builder Fund (formerly, Delaware Dividend Income Fund) (Unaudited)

	Principal amount°	Value (U.S. $)
Commercial Mortgage-Backed Security – 0.07%
JPMBB Commercial Mortgage Securities Trust
Series 2015-C33 A4 3.77% 12/15/48	500,000	$522,370
Total Commercial Mortgage-Backed Security (cost $528,066)		522,370

Convertible Bonds – 10.41%
Capital Goods – 0.32%
Aerojet Rocketdyne Holdings 144A 2.25% exercise price
$26.00, maturity date 12/15/23 #	1,222,000	1,249,495
Cemex 3.72% exercise price $11.45, maturity date
3/15/20	1,000,000	1,110,625
		2,360,120
Communications – 1.31%
Alaska Communications Systems Group 6.25% exercise
price $10.28, maturity date 5/1/18	3,353,000	3,353,000
Clearwire Communications 144A 8.25% exercise price
$7.08, maturity date 12/1/40 #	2,668,000	2,788,060
DISH Network 144A 3.375% exercise price $65.18,
maturity date 8/15/26 #	1,058,000	1,278,857
Liberty Interactive 144A 1.75% exercise price $341.10,
maturity date 9/30/46 #	1,533,000	1,718,876
Liberty Media 144A 2.25% exercise price $104.55,
maturity date 9/30/46 #	420,000	451,237
		9,590,030
Consumer Cyclical – 0.56%
Huron Consulting Group 1.25% exercise price $79.89,
maturity date 10/1/19	875,000	825,234
Meritor 4.00% exercise price $26.73, maturity date
2/15/27 ϕ	3,072,000	3,231,360
		4,056,594
Consumer Non-Cyclical – 1.90%
Brookdale Senior Living 2.75% exercise price $29.33,
maturity date 6/15/18	3,305,000	3,247,163
HealthSouth 2.00% exercise price $37.16, maturity date
12/1/43	1,739,000	2,098,756
Hologic 2.00% exercise price $31.18, maturity date
3/1/42 ϕ	913,000	1,245,674
NuVasive 144A 2.25% exercise price $59.82, maturity date
3/15/21 #	643,000	883,321
Spectrum Pharmaceuticals 2.75% exercise price $10.53,
maturity date 12/15/18	2,710,000	2,740,487
Vector Group 1.75% exercise price $23.46, maturity date
4/15/20 ●	2,566,000	2,942,881

6     NQ-129 [2/17] 4/17 (18976)

(Unaudited)

	Principal amount°	Value (U.S. $)
Convertible Bonds (continued)
Consumer Non-Cyclical (continued)
Vector Group 2.50% exercise price $15.22, maturity date
1/15/19 ●	481,000	$743,004
		13,901,286
Energy – 0.51%
Helix Energy Solutions Group 4.25% exercise price
$13.89, maturity date 5/1/22	2,574,000	2,685,004
PDC Energy 1.125% exercise price $85.39, maturity date
9/15/21	981,000	1,060,706
		3,745,710
Financials – 1.59%
Ares Capital 144A 3.75% exercise price $19.39, maturity
date 2/1/22 #	1,106,000	1,108,074
Blackhawk Network Holdings 144A 1.50% exercise price
$49.83, maturity date 1/15/22 #	2,260,000	2,305,200
GAIN Capital Holdings 4.125% exercise price $12.00,
maturity date 12/1/18	2,112,000	2,096,160
Hercules Capital 144A 4.375% exercise price $16.41,
maturity date 2/1/22 #	1,278,000	1,289,981
Jefferies Group 3.875% exercise price $43.93, maturity
date 11/1/29	2,284,000	2,312,550
New Mountain Finance 5.00% exercise price $15.80,
maturity date 6/15/19	2,424,000	2,504,295
		11,616,260
Industrials – 0.56%
Chart Industries 2.00% exercise price $69.03, maturity
date 8/1/18	2,538,000	2,506,275
General Cable 4.50% exercise price $31.67, maturity date
11/15/29 ϕ	2,129,000	1,584,774
		4,091,049
Real Estate Investment Trusts – 1.22%
Blackstone Mortgage Trust 5.25% exercise price $27.99,
maturity date 12/1/18	3,147,000	3,560,044
Spirit Realty Capital 3.75% exercise price $13.10, maturity
date 5/15/21	2,264,000	2,388,531
VEREIT 3.75% exercise price $14.99, maturity date
12/15/20	2,908,000	2,922,555
		8,871,130
Technology – 2.44%
Cardtronics 1.00% exercise price $52.35, maturity date
12/1/20	1,692,000	1,793,520
Ciena 144A 3.75% exercise price $20.17, maturity date
10/15/18 #	1,154,000	1,638,680

NQ-129 [2/17] 4/17 (18976)     7

Schedule of investments
Delaware Wealth Builder Fund (formerly, Delaware Dividend Income Fund) (Unaudited)

	Principal amount°	Value (U.S. $)
Convertible Bonds (continued)
Technology (continued)
Electronics For Imaging 0.75% exercise price $52.72,
maturity date 9/1/19	1,673,000	$1,770,243
j2 Global 3.25% exercise price $68.93, maturity date
6/15/29	1,417,000	1,884,610
Knowles 144A 3.25% exercise price $18.43, maturity date
11/1/21 #	1,254,000	1,582,391
Nuance Communications 2.75% exercise price $32.30,
maturity date 11/1/31	2,428,000	2,443,175
NXP Semiconductors 1.00% exercise price $102.84,
maturity date 12/1/19	1,768,000	2,048,670
PROS Holdings 2.00% exercise price $33.79, maturity
date 12/1/19	2,139,000	2,164,401
Verint Systems 1.50% exercise price $64.46, maturity date
6/1/21	2,646,000	2,521,969
		17,847,659
Total Convertible Bonds (cost $72,468,087)		76,079,838

Corporate Bonds – 17.47%
Banking – 0.74%
Ally Financial 5.75% 11/20/25	800,000	848,000
Banco Nacional de Costa Rica 144A 5.875% 4/25/21 #	1,000,000	1,030,250
Credit Suisse Group 144A 6.25% 12/29/49 #●	560,000	569,035
Lloyds Banking Group 7.50% 4/30/49 ●	415,000	441,481
Popular 7.00% 7/1/19	760,000	798,000
Royal Bank of Scotland Group 8.625% 12/29/49 ●	920,000	974,280
UBS Group 6.875% 12/29/49 ●	720,000	742,960
		5,404,006
Basic Industry – 2.50%
BMC East 144A 5.50% 10/1/24 #	345,000	357,937
Boise Cascade 144A 5.625% 9/1/24 #	635,000	652,463
Builders FirstSource
144A 5.625% 9/1/24 #	260,000	268,450
144A 10.75% 8/15/23 #	755,000	879,575
Cemex 144A 7.75% 4/16/26 #	835,000	937,287
Cemex Finance 144A 6.00% 4/1/24 #	230,000	239,487
Cliffs Natural Resources 144A 5.75% 3/1/25 #	300,000	295,050
FMG Resources August 2006 144A 6.875% 4/1/22 #	570,000	590,306
Freeport-McMoRan
4.55% 11/14/24	360,000	338,400
144A 6.875% 2/15/23 #	975,000	1,033,500
Hudbay Minerals
144A 7.25% 1/15/23 #	60,000	64,350

8     NQ-129 [2/17] 4/17 (18976)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
Hudbay Minerals
144A 7.625% 1/15/25 #	510,000	$559,725
James Hardie International Finance 144A
5.875% 2/15/23 #	445,000	463,913
Joseph T Ryerson & Son 144A 11.00% 5/15/22 #	215,000	240,263
Koppers 144A 6.00% 2/15/25 #	625,000	651,563
Kraton Polymers 144A 10.50% 4/15/23 #	530,000	602,875
Lennar 4.75% 5/30/25	310,000	315,425
M/I Homes 6.75% 1/15/21	420,000	443,100
NCI Building Systems 144A 8.25% 1/15/23 #	440,000	480,700
New Gold
144A 6.25% 11/15/22 #	201,000	204,015
144A 7.00% 4/15/20 #	210,000	214,069
NOVA Chemicals 144A 5.00% 5/1/25 #	420,000	426,300
Novelis
144A 5.875% 9/30/26 #	370,000	381,563
144A 6.25% 8/15/24 #	702,000	745,875
PolyOne 5.25% 3/15/23	500,000	517,500
PQ 144A 6.75% 11/15/22 #	510,000	553,350
PulteGroup 5.00% 1/15/27	315,000	315,866
Steel Dynamics 144A 5.00% 12/15/26 #	705,000	729,675
Summit Materials
6.125% 7/15/23	605,000	632,225
8.50% 4/15/22	130,000	146,250
U.S. Concrete 6.375% 6/1/24	515,000	547,188
Vale Overseas
6.25% 8/10/26	1,815,000	2,007,844
6.875% 11/10/39	600,000	659,400
Zekelman Industries 144A 9.875% 6/15/23 #	700,000	792,750
		18,288,239
Capital Goods – 1.17%
Ardagh Packaging Finance
144A 6.00% 2/15/25 #	1,110,000	1,143,300
144A 7.25% 5/15/24 #	380,000	415,625
Ball 5.25% 7/1/25	1,000,000	1,065,000
BWAY Holding 144A 9.125% 8/15/21 #	934,000	1,018,060
Gardner Denver 144A 6.875% 8/15/21 #	832,000	861,120
KLX 144A 5.875% 12/1/22 #	585,000	618,023
Owens-Brockway Glass Container 144A 5.875% 8/15/23 #	500,000	537,813
Signode Industrial Group Lux 144A 6.375% 5/1/22 #	555,000	573,037
St Marys Cement Canada 144A 5.75% 1/28/27 #	955,000	968,131
StandardAero Aviation Holdings 144A 10.00% 7/15/23 #	260,000	278,200

NQ-129 [2/17] 4/17 (18976)     9

Schedule of investments
Delaware Wealth Builder Fund (formerly, Delaware Dividend Income Fund) (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Capital Goods (continued)
TransDigm 144A 6.375% 6/15/26 #	1,035,000	$1,047,938
		8,526,247
Consumer Cyclical – 1.33%
American Tire Distributors 144A 10.25% 3/1/22 #	505,000	503,737
Boyd Gaming 6.375% 4/1/26	1,175,000	1,273,406
Goodyear Tire & Rubber 5.00% 5/31/26	500,000	511,250
Hanesbrands 144A 4.875% 5/15/26 #	500,000	497,500
IHO Verwaltungs 144A PIK 4.75% 9/15/26 #❆	500,000	495,000
JC Penney 8.125% 10/1/19	510,000	545,700
KFC Holding 144A 5.25% 6/1/26 #	500,000	518,125
L Brands 6.875% 11/1/35	580,000	560,425
Landry’s 144A 6.75% 10/15/24 #	585,000	609,863
MGM Resorts International 4.625% 9/1/26	610,000	599,325
Mohegan Tribal Gaming Authority 144A
7.875% 10/15/24 #	815,000	838,496
Penn National Gaming 144A 5.625% 1/15/27 #	870,000	877,613
Penske Automotive Group 5.50% 5/15/26	845,000	841,367
Scientific Games International 10.00% 12/1/22	990,000	1,054,350
		9,726,157
Consumer Non-Cyclical – 1.01%
Albertsons
144A 5.75% 3/15/25 #	195,000	195,853
144A 6.625% 6/15/24 #	575,000	609,500
Dean Foods 144A 6.50% 3/15/23 #	800,000	836,000
ESAL 144A 6.25% 2/5/23 #	1,000,000	1,025,000
JBS USA 144A 5.75% 6/15/25 #	595,000	617,313
Kronos Acquisition Holdings 144A 9.00% 8/15/23 #	675,000	691,031
Live Nation Entertainment 144A 4.875% 11/1/24 #	563,000	564,407
Nature’s Bounty 144A 7.625% 5/15/21 #	615,000	651,131
Post Holdings
144A 5.00% 8/15/26 #	310,000	299,344
144A 5.75% 3/1/27 #	308,000	312,044
Raizen Fuels Finance 144A 5.30% 1/20/27 #	900,000	922,500
Revlon Consumer Products 6.25% 8/1/24	605,000	623,150
		7,347,273
Energy – 2.81%
Alta Mesa Holdings 144A 7.875% 12/15/24 #	600,000	637,500
AmeriGas Partners 5.875% 8/20/26	905,000	938,937
Antero Resources 5.625% 6/1/23	819,000	833,333
Cheniere Corpus Christi Holdings
144A 5.875% 3/31/25 #	345,000	366,563
144A 7.00% 6/30/24 #	235,000	264,375

10     NQ-129 [2/17] 4/17 (18976)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
Chesapeake Energy 144A 8.00% 1/15/25 #	580,000	$578,550
Diamondback Energy 144A 4.75% 11/1/24 #	500,000	503,750
Ecopetrol 7.375% 9/18/43	1,000,000	1,063,800
Energy Transfer Equity 5.50% 6/1/27	370,000	393,587
EnLink Midstream Partners 4.15% 6/1/25	622,000	622,613
Genesis Energy
5.625% 6/15/24	140,000	140,350
5.75% 2/15/21	210,000	214,200
6.00% 5/15/23	105,000	106,837
6.75% 8/1/22	419,000	438,903
Gulfport Energy
144A 6.00% 10/15/24 #	710,000	710,000
6.625% 5/1/23	195,000	199,387
Halcon Resources 144A 6.75% 2/15/25 #	580,000	575,650
Hilcorp Energy I
144A 5.00% 12/1/24 #	271,000	260,837
144A 5.75% 10/1/25 #	197,000	196,507
Holly Energy Partners 144A 6.00% 8/1/24 #	280,000	295,400
Laredo Petroleum 6.25% 3/15/23	645,000	664,350
Murphy Oil 6.875% 8/15/24	700,000	751,100
Murphy Oil USA 6.00% 8/15/23	525,000	553,219
Newfield Exploration
5.375% 1/1/26	415,000	434,713
5.75% 1/30/22	500,000	536,250
Noble Holding International 5.25% 3/16/18	280,000	282,450
NuStar Logistics 6.75% 2/1/21	500,000	547,500
Oasis Petroleum 6.875% 3/15/22	330,000	338,250
Petroleos Mexicanos 6.75% 9/21/47	1,000,000	992,000
QEP Resources 5.25% 5/1/23	900,000	891,000
Regency Energy Partners 5.875% 3/1/22	340,000	377,196
Sabine Pass Liquefaction 144A 5.00% 3/15/27 #	255,000	270,560
Southwestern Energy 6.70% 1/23/25	1,210,000	1,164,625
Targa Resources Partners 144A 5.375% 2/1/27 #	1,180,000	1,241,950
Tesoro Logistics 5.25% 1/15/25	650,000	687,375
Transocean 144A 9.00% 7/15/23 #	540,000	585,900
Transocean Proteus 144A 6.25% 12/1/24 #	275,000	284,969
WildHorse Resource Development 144A 6.875% 2/1/25 #	620,000	613,800
		20,558,286
Financials – 0.25%
AerCap Global Aviation Trust 144A 6.50% 6/15/45 #●	640,000	676,000
E*TRADE Financial 5.875% 12/29/49 ●	530,000	547,140

NQ-129 [2/17] 4/17 (18976)     11

Schedule of investments
Delaware Wealth Builder Fund (formerly, Delaware Dividend Income Fund) (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Financials (continued)
Park Aerospace Holdings 144A 5.50% 2/15/24 #	566,000	$592,291
		1,815,431
Healthcare – 1.00%
Air Medical Group Holdings 144A 6.375% 5/15/23 #	770,000	752,675
DaVita 5.00% 5/1/25	585,000	590,084
HCA
5.375% 2/1/25	850,000	891,437
5.875% 2/15/26	335,000	359,790
7.58% 9/15/25	238,000	264,180
HealthSouth
5.75% 11/1/24	630,000	645,750
5.75% 9/15/25	265,000	269,637
Hill-Rom Holdings
144A 5.00% 2/15/25 #	235,000	236,763
144A 5.75% 9/1/23 #	295,000	309,750
IASIS Healthcare 8.375% 5/15/19	476,000	467,670
inVentiv Group Holdings 144A 7.50% 10/1/24 #	305,000	320,250
Mallinckrodt International Finance
144A 5.50% 4/15/25 #	100,000	93,500
144A 5.625% 10/15/23 #	185,000	178,525
MPH Acquisition Holdings 144A 7.125% 6/1/24 #	730,000	788,400
Team Health Holdings 144A 6.375% 2/1/25 #	460,000	457,700
Tenet Healthcare 8.125% 4/1/22	660,000	696,300
		7,322,411
Insurance – 0.21%
HUB International
144A 7.875% 10/1/21 #	880,000	932,800
144A 9.25% 2/15/21 #	155,000	160,909
USI 144A 7.75% 1/15/21 #	456,000	466,260
		1,559,969
Media – 2.03%
Altice Luxembourg 144A 7.75% 5/15/22 #	435,000	463,819
CCO Holdings
144A 5.50% 5/1/26 #	45,000	47,869
144A 5.75% 2/15/26 #	540,000	579,150
144A 5.875% 5/1/27 #	715,000	769,769
Cequel Communications Holdings I 144A 7.75% 7/15/25 #	465,000	519,056
CSC Holdings
144A 5.50% 4/15/27 #	400,000	412,500
144A 10.875% 10/15/25 #	600,000	724,500
DISH DBS 7.75% 7/1/26	534,000	628,785
Gray Television 144A 5.875% 7/15/26 #	825,000	838,670

12     NQ-129 [2/17] 4/17 (18976)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Media (continued)
Lamar Media 5.75% 2/1/26	492,000	$530,745
Nexstar Broadcasting 144A 5.625% 8/1/24 #	810,000	830,250
Nielsen Co. Luxembourg 144A 5.00% 2/1/25 #	1,220,000	1,229,150
Radiate Holdco 144A 6.625% 2/15/25 #	610,000	613,813
SFR Group 144A 7.375% 5/1/26 #	1,175,000	1,222,000
Sinclair Television Group 144A 5.125% 2/15/27 #	605,000	585,337
Sirius XM Radio 144A 5.375% 4/15/25 #	500,000	512,660
Tribune Media 5.875% 7/15/22	560,000	574,700
Unitymedia 144A 6.125% 1/15/25 #	600,000	637,500
UPCB Finance IV 144A 5.375% 1/15/25 #	500,000	513,750
Virgin Media Secured Finance 144A 5.50% 8/15/26 #	1,000,000	1,027,390
VTR Finance 144A 6.875% 1/15/24 #	897,000	953,062
WideOpenWest Finance 10.25% 7/15/19	605,000	639,788
		14,854,263
Real Estate Investment Trusts – 0.76%
Brixmor Operating Partnership 3.875% 8/15/22	1,600,000	1,642,936
ESH Hospitality 144A 5.25% 5/1/25 #	800,000	809,000
GEO Group
5.125% 4/1/23	265,000	266,987
5.875% 1/15/22	1,500,000	1,569,375
6.00% 4/15/26	365,000	381,790
Iron Mountain US Holdings 144A 5.375% 6/1/26 #	885,000	885,000
		5,555,088
Services – 0.73%
Advanced Disposal Services 144A 5.625% 11/15/24 #	590,000	604,750
Aramark Services 4.75% 6/1/26	500,000	502,500
Avis Budget Car Rental 144A 6.375% 4/1/24 #	495,000	505,519
Herc Rentals
144A 7.50% 6/1/22 #	150,000	162,750
144A 7.75% 6/1/24 #	680,000	751,400
NES Rentals Holdings 144A 7.875% 5/1/18 #	645,000	653,063
Prime Security Services Borrower 144A 9.25% 5/15/23 #	1,385,000	1,521,769
United Rentals North America 5.50% 5/15/27	600,000	614,736
		5,316,487
Technology & Electronics – 0.81%
CDK Global 5.00% 10/15/24	565,000	568,802
CDW 5.00% 9/1/25	305,000	310,911
Change Healthcare Holdings 144A 5.75% 3/1/25 #	635,000	657,225
CommScope 144A 5.50% 6/15/24 #	120,000	126,150
Diamond 1 Finance 144A 8.10% 7/15/36 #	390,000	491,753
Entegris 144A 6.00% 4/1/22 #	420,000	439,425
First Data 144A 7.00% 12/1/23 #	1,703,000	1,834,983

NQ-129 [2/17] 4/17 (18976)     13

Schedule of investments
Delaware Wealth Builder Fund (formerly, Delaware Dividend Income Fund) (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Technology & Electronics (continued)
Infor U.S. 6.50% 5/15/22	485,000	$506,825
Sensata Technologies UK Financing 144A
6.25% 2/15/26 #	285,000	308,513
Solera 144A 10.50% 3/1/24 #	340,000	389,300
Symantec 144A 5.00% 4/15/25 #	305,000	313,398
		5,947,285
Telecommunications – 1.56%
CenturyLink
6.75% 12/1/23	525,000	551,250
7.50% 4/1/24	355,000	382,513
Cincinnati Bell 144A 7.00% 7/15/24 #	865,000	916,900
Cogent Communications Group 144A 5.375% 3/1/22 #	315,000	329,175
Columbus Cable Barbados 144A 7.375% 3/30/21 #	280,000	299,006
Communications Sales & Leasing 144A
7.125% 12/15/24 #	890,000	918,925
Digicel Group 144A 7.125% 4/1/22 #	1,250,000	1,021,500
Frontier Communications 10.50% 9/15/22	322,000	336,893
Level 3 Financing 5.375% 5/1/25	1,070,000	1,107,450
Millicom International Cellular 144A 6.00% 3/15/25 #	1,000,000	1,049,750
Sprint
7.125% 6/15/24	805,000	871,163
7.875% 9/15/23	10,000	11,150
Sprint Communications 7.00% 8/15/20	380,000	410,875
Telecom Italia 144A 5.303% 5/30/24 #	200,000	204,250
T-Mobile USA
6.00% 3/1/23	245,000	259,700
6.00% 4/15/24	210,000	224,700
6.375% 3/1/25	180,000	193,946
6.50% 1/15/26	480,000	528,600
Wind Acquisition Finance 144A 7.375% 4/23/21 #	840,000	876,750
Zayo Group 6.375% 5/15/25	830,000	897,437
		11,391,933
Transportation – 0.10%
XPO Logistics
144A 6.125% 9/1/23 #	280,000	295,050
144A 6.50% 6/15/22 #	435,000	458,381
		753,431
Utilities – 0.46%
AES
5.50% 4/15/25	410,000	417,175
6.00% 5/15/26	95,000	98,325

14     NQ-129 [2/17] 4/17 (18976)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Utilities (continued)
Calpine
5.50% 2/1/24	325,000	$323,375
5.75% 1/15/25	620,000	616,590
Dynegy
7.625% 11/1/24	440,000	420,200
144A 8.00% 1/15/25 #	200,000	191,000
Emera 6.75% 6/15/76 ●	500,000	550,000
Enel 144A 8.75% 9/24/73 #●	200,000	231,000
Pampa Energia 144A 7.50% 1/24/27 #	500,000	504,375
		3,352,040
Total Corporate Bonds (cost $123,699,423)		127,718,546

Leveraged Non-Recourse Security – 0.00%
JPMorgan Fixed Income Pass Auction Through Trust
Series 2007-B 144A 0.00% 1/15/87 #◆	1,300,000	0
Total Leveraged Non-Recourse Security (cost $1,105,000)		0

Municipal Bonds – 2.18%
Buckeye, Ohio Tobacco Settlement Financing Authority
(Asset-Backed) Series A-2 5.875% 6/1/47	1,000,000	968,720
California State
(Various Purposes) 5.00% 11/1/43	1,000,000	1,129,810
California Statewide Communities Development Authority
(California Baptist University) Series A 6.375% 11/1/43	1,000,000	1,092,840
Chicago City, Illinois
(General Obligation Bonds Project) Refunding Series
2005D 5.50% 1/1/40	1,000,000	983,320
City of Apple Valley, Minnesota
(Minnesota Senior Living Project) Series 2016 D 7.25%
1/1/52	1,000,000	987,970
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) Series A 5.25% 1/1/45	1,250,000	1,321,275
Dallas/Fort Worth International Airport, Texas
Series H 5.00% 11/1/42 (AMT)	1,000,000	1,072,150
Dominion Water & Sanitation District, Colorado
6.00% 12/1/46	1,000,000	1,001,260
Golden State, California Tobacco Securitization Settlement
Revenue
(Asset-Backed Senior Notes) Series A-1 5.125% 6/1/47	1,000,000	999,940
Mississippi Business Finance Commission
(Chevron USA) Series G 0.53% 11/1/35 ¤	1,300,000	1,300,000

NQ-129 [2/17] 4/17 (18976)     15

Schedule of investments
Delaware Wealth Builder Fund (formerly, Delaware Dividend Income Fund) (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
New Jersey Transportation Trust Fund Authority
(Transportation Program Bonds) Series AA 5.00%
6/15/44	1,000,000	$1,002,350
New York State Thruway Authority
Series J 5.00% 1/1/41	1,000,000	1,103,960
Palm Beach County, Florida Health Facilities Authority
(Sinai Residences Boca Raton Project)
Series A 7.25% 6/1/34	65,000	76,420
Series A 7.50% 6/1/49	325,000	385,417
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	1,000,000	1,141,600
Tobacco Settlement Financing, New Jersey
Series 1A 5.00% 6/1/41	500,000	484,325
Utility Debt Securitization Authority, New York
(Restructuring) Series TE 5.00% 12/15/41	750,000	858,945
Total Municipal Bonds (cost $15,110,159)		15,910,302

Regional Bond – 0.07%Δ
Argentina – 0.07%
Provincia de Buenos Aires 144A 7.875% 6/15/27 #	500,000	501,100
Total Regional Bond (cost $492,660)		501,100

Loan Agreements – 0.54%«
Accudyne Industries Borrower 1st Lien 4.00% 12/13/19	279,125	266,669
Applied Systems 2nd Lien 7.50% 1/23/22	1,069,104	1,078,459
BJ’s Wholesale Club 2nd Lien 8.50% 1/27/25	376,000	376,940
Blue Ribbon 1st Lien 5.00% 11/13/21	198,151	196,046
KIK Custom Products Tranche B 1st Lien 5.50% 8/26/22	137,815	139,250
Kronos 2nd Lien 9.284% 11/1/24	570,000	590,128
Moran Foods Tranche B 1st Lien 7.00% 12/5/23	310,000	309,483
Russell Investments U.S. Institutional Holdco Tranche B
1st Lien
6.75% 6/1/23	287,555	290,431
6.75% 6/1/23	275,000	277,750
Solera Tranche B 1st Lien 5.75% 3/3/23	183,613	185,181
VC GB Holdings 2nd Lien 9.00% 2/23/25	250,000	247,500
Total Loan Agreements (cost $3,850,154)		3,957,837

Sovereign Bonds – 0.53%Δ
Indonesia – 0.53%
Indonesia Government International Bond
144A 5.125% 1/15/45 #	1,500,000	1,575,044

16     NQ-129 [2/17] 4/17 (18976)

(Unaudited)

	Principal amount°	Value (U.S. $)
Sovereign BondsΔ (continued)
Indonesia (continued)
Indonesia Government International Bond
144A 6.75% 1/15/44 #	1,800,000	$2,312,690
Total Sovereign Bonds (cost $3,659,250)		3,887,734

U.S. Treasury Obligations – 1.14%
U.S. Treasury Notes
1.875% 1/31/22	4,280,000	4,274,483
2.00% 11/15/26	4,160,000	4,024,800
Total U.S. Treasury Obligations (cost $8,278,800)		8,299,283

	Number of shares
Preferred Stock – 0.95%
Bank of America 6.50% ●	595,000	650,591
Colony NorthStar 8.50%	32,800	841,648
Freddie Mac 6.02%	40,000	266,000
GMAC Capital Trust I 6.824% ●	17,000	437,240
LaSalle Hotel Properties 6.375%	46,295	1,168,949
Sabra Health Care REIT 7.125%	40,931	1,060,113
Taubman Centers 6.50%	65,577	1,668,935
Vornado Realty Trust 6.625%	33,314	857,836
Total Preferred Stock (cost $7,529,155)		6,951,312

Warrant – 0.00%
Wheeler Real Estate Investment Trust strike price $5.50,
expiration date 4/29/19 †	43,188	2,160
Total Warrant (cost $358)		2,160

	Principal amount°
Short-Term Investments – 6.42%
Discount Notes – 2.96%≠
Federal Home Loan Bank
0.498% 3/10/17	4,619,974	4,619,521
0.509% 3/24/17	7,218,354	7,216,556
0.521% 4/25/17	5,774,967	5,770,821
0.55% 5/26/17	4,045,193	4,040,072
		21,646,970
Repurchase Agreements – 2.61%
Bank of America Merrill Lynch
0.46%, dated 2/28/17, to be repurchased on 3/1/17,
repurchase price $5,779,320 (collateralized by U.S.
government obligations 3.00% 2/15/47;
market value $5,894,834)	5,779,246	5,779,246

NQ-129 [2/17] 4/17 (18976)     17

Schedule of investments

Delaware Wealth Builder Fund (formerly, Delaware Dividend Income Fund) (Unaudited)

	Principal amount°	Value (U.S. $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
Bank of Montreal
0.45%, dated 2/28/17, to be repurchased on 3/1/17,
repurchase price $5,779,318 (collateralized by U.S.
government obligations 0.00%–2.00%
8/31/18–5/15/40; market value $5,894,831)	5,779,246	$5,779,246
BNP Paribas
0.50%, dated 2/28/17, to be repurchased on 3/1/17,
repurchase price $7,528,613 (collateralized by U.S.
government obligations 0.00%–1.875%
4/15/17–2/15/37; market value $7,679,078)	7,528,508	7,528,508
		19,087,000
U.S. Treasury Obligation – 0.85%≠
U.S. Treasury Bill 0.44% 4/13/17	6,164,451	6,160,962
		6,160,962
Total Short-Term Investments (cost $46,893,860)		46,894,932

Total Value of Securities Before Securities
Sold Short – 98.44%
(cost $681,350,996)		719,465,302

	Number of shares
Securities Sold Short – (0.38%)
iShares Russell 2000 Value ETF	(13,900)	(1,662,301)
iShares U.S. Real Estate ETF	(13,700)	(1,101,617)
Total Securities Sold Short
(proceeds $2,681,075)		(2,763,918)
Total Value of Securities – 98.06%
(cost $678,669,921)		716,701,384

Receivables and Other Assets Net of Liabilities – 1.94%		14,200,052
Net Assets Applicable to 51,619,291 Shares Outstanding – 100.00%		$730,901,436

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2017, the aggregate value of Rule 144A securities was $99,755,475, which represents 13.65% of the Fund’s net assets.

⧫

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

❆	PIK. 100% of the income received was in the form of cash.
¤

Tax-exempt obligation that contains a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to the specified date either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. The rate shown is as of Feb. 28, 2017.

18     NQ-129 [2/17] 4/17 (18976)

(Unaudited)

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At Feb. 28, 2017, the aggregate value of fair valued securities was $2,325,699, which represents 0.32% of the Fund’s net assets.
≠	The rate shown is the effective yield at the time of purchase.
«	Loan agreements generally pay interest at rates which are periodically reset by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Loan agreements may be subject to restrictions on resale. Stated rate in effect at Feb. 28, 2017.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
†	Non-income-producing security.
●	Variable rate security. Each rate shown is as of Feb. 28, 2017. Interest rates reset periodically.
Φ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Feb. 28, 2017.

The following futures contracts and swap contract were outstanding at Feb. 28, 2017:

Futures Contracts

		Notional			Unrealized
		Cost	Notional	Expiration	Appreciation
Contracts to Buy (Sell)		(Proceeds)	Value	Date	(Depreciation)
(100)	E-mini S&P 500 Index	$(11,272,717)	$(11,814,000)	3/19/17	$(541,283)
(20)	Euro-Bond	(3,427,734)	(3,518,267)	3/9/17	(90,533)
		$(14,700,451)			$(631,816)

Swap Contract
CDS Contract1

Upfront
	Swap		Annual		Payment	Unrealized
	Referenced		Protection	Termination	Paid	Appreciation
Counterparty	Obligation	Notional Value[2]	Payments	Date	(Received)	(Depreciation)[3]
Protection
Purchased:
JPMC -
ICE	CDX.NA.HY.27[4]	35,640,000	5.00%	12/20/21	$(1,318,155)	$(1,430,204)

NQ-129 [2/17] 4/17 (18976)     19

Schedule of investments
Delaware Wealth Builder Fund (formerly, Delaware Dividend Income Fund) (Unaudited)

The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional values presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1A Credit Default Swap (CDS) contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.
2Notional value shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
3Unrealized appreciation (depreciation) does not include periodic interest payments on swap contracts accrued daily in the amount of $(357,014).
4Markit’s CDX.NA.HY Index is composed of one hundred (100) of the most liquid North American entities with high yield credit ratings that trade in the CDS market.

Summary of abbreviations:
ADR – American Depositary Receipt
AMT – Subject to Alternative Minimum Tax
CDS – Credit Default Swap
CDX.NA.HY – Credit Default Swap Index North America High Yield
ETF – Exchange-Traded Fund
ICE – Intercontinental Exchange, Inc.
JPMC – JPMorgan Chase Bank
PIK – Payment-in-Kind
REIT – Real Estate Investment Trust

20     NQ-129 [2/17] 4/17 (18976)

Notes
Delaware Wealth Builder Fund	February 28, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Equity Funds V (Trust) - Delaware Wealth Builder Fund. This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Other debt securities and credit default swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed; attributes of the collateral; yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

NQ-129 [2/17] 4/17 (18976)     21

(Unaudited)

2. Investments

At Feb. 28, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Feb. 28, 2017, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$678,669,921
Aggregate unrealized appreciation of investments	$51,191,467
Aggregate unrealized depreciation of investments	(13,160,004)
Net unrealized appreciation of investments	$38,031,463

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

22     NQ-129 [2/17] 4/17 (18976)

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Feb. 28, 2017:

Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stock	$397,165,229	$—	$—	$397,165,229
Exchange-Traded Funds	8,456,802	—	—	8,456,802
Limited Partnership	—	—	2,325,699	2,325,699
Master Limited Partnerships	7,776,380	—	—	7,776,380
Convertible Preferred Stock[1]	10,088,499	2,927,279	—	13,015,778
Commercial Mortgage-Backed Security	—	522,370	—	522,370
Corporate Debt	—	203,798,384	—	203,798,384
Leveraged Non-Recourse Security	—	—	—	—
Municipal Bonds	—	15,910,302	—	15,910,302
Loan Agreements	—	3,957,837	—	3,957,837
Foreign Debt	—	4,388,834	—	4,388,834
U.S. Treasury Obligations	—	8,299,283	—	8,299,283
Preferred Stock[1]	5,597,481	1,353,831	—	6,951,312
Warrant	2,160	—	—	2,160
Short-Term Investments	—	46,894,932	—	46,894,932
Liabilities:
Securities Sold Short	(2,763,918)	—	—	(2,763,918)
Total Value of Securities	$426,322,633	$288,053,052	$2,325,699	$716,701,384
Futures Contracts	$(631,816)	$—	$—	$(631,816)
Swap Contract	—	(1,430,204)	—	(1,430,204)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable input or matrix-price investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Convertible Preferred Stock	77.51%	22.49%	—	100.00%
Preferred Stock	80.52%	19.48%	—	100.00%

The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 investments in this table.

During the period ended Feb. 28, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1,

NQ-129 [2/17] 4/17 (18976)     23

(Unaudited)

international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) will be established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as they are not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the “Schedule of investments” and accompanying notes.

4. Subsequent Events

Effective April 3, 2017, Delaware Investments® Family of Funds became Delaware Fundssm by Macquarie and Delaware Investments changed its name to Macquarie Investment Management (MIM). MIM is the marketing name for the companies comprising the asset management division of Macquarie Group Limited.

Management has determined that no other material events or transactions occurred subsequent to Feb. 28, 2017 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

24     NQ-129 [2/17] 4/17 (18976)

Schedule of investments
Delaware Small Cap Core Fund	February 28, 2017 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 96.85%
Basic Materials – 7.59%
Balchem	154,200	$13,441,614
Boise Cascade †	474,765	12,866,132
Chemtura †	195,900	6,494,085
Continental Building Products †	942,100	23,034,345
Kaiser Aluminum	205,700	16,215,331
Minerals Technologies	349,800	27,022,050
Neenah Paper	281,200	20,597,900
Quaker Chemical	192,500	25,348,400
Worthington Industries	451,500	22,146,075
		167,165,932
Business Services – 5.65%
ABM Industries	483,400	19,717,886
Convergys	790,600	17,298,328
Kforce	627,675	16,162,631
On Assignment †	488,200	23,038,158
TriNet Group †	505,700	13,578,045
U.S. Ecology	316,180	16,046,135
WageWorks †	242,251	18,653,327
		124,494,510
Capital Goods – 10.57%
AAON	660,030	22,210,010
Applied Industrial Technologies	332,340	20,954,037
Barnes Group	552,800	27,700,808
Columbus McKinnon	527,361	13,611,188
ESCO Technologies	457,787	24,812,055
Esterline Technologies †	95,500	8,489,950
Federal Signal	777,500	11,569,200
Granite Construction	444,641	23,570,419
Kadant	351,138	21,735,442
KLX †	400,200	20,146,068
MYR Group †	439,400	16,481,894
Tetra Tech	532,800	21,445,200
		232,726,271
Communications Services – 1.16%
ATN International	207,884	14,217,187
InterXion Holding †	289,191	11,249,530
		25,466,717
Consumer Discretionary – 2.41%
Express †	480,500	5,400,820
Five Below †	308,700	11,900,385
Malibu Boats Class A †	826,400	16,990,784

NQ-480 [2/17] 4/17 (18977)     1

Schedule of investments
Delaware Small Cap Core Fund (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock (continued)
Consumer Discretionary (continued)
Steven Madden †	502,550	$18,770,243
		53,062,232
Consumer Services – 3.12%
Cheesecake Factory	224,400	13,699,620
Chuy’s Holdings †	239,600	6,828,600
Del Frisco’s Restaurant Group †	889,600	14,144,640
Fiesta Restaurant Group †	448,800	8,908,680
Jack in the Box	184,180	17,259,508
Popeyes Louisiana Kitchen †	100,120	7,910,481
		68,751,529
Consumer Staples – 1.52%
J&J Snack Foods	124,279	16,628,530
Prestige Brands Holdings †	296,600	16,793,492
		33,422,022
Credit Cyclicals – 1.05%
Tenneco †	360,600	23,190,186
		23,190,186
Energy – 3.58%
Carrizo Oil & Gas †	533,100	17,352,405
Keane Group †	258,700	4,532,424
PDC Energy †	237,900	16,079,661
Pioneer Energy Services †	533,300	2,799,825
RSP Permian †	433,715	17,127,405
Superior Energy Services †	472,300	7,792,950
Synergy Resources †	1,614,800	13,192,916
		78,877,586
Financials – 20.72%
American Equity Investment Life Holding	764,700	20,578,077
Bryn Mawr Bank	184,600	7,577,830
Cardinal Financial	552,000	17,244,480
City Holding	366,974	24,036,797
CoBiz Financial	666,900	11,370,645
Essent Group †	578,400	20,134,104
Evercore Partners Class A	252,600	20,094,330
First Bancorp	173,000	5,198,650
Flushing Financial	255,300	7,133,082
Great Western Bancorp	515,500	22,032,470
Hope Bancorp	983,980	21,057,172
Houlihan Lokey	389,200	12,255,908
Independent Bank	200,600	13,039,000
Infinity Property & Casualty	167,100	15,749,175
MGIC Investment †	1,361,800	14,503,170

2     NQ-480 [2/17] 4/17 (18977)

(Unaudited)

	Number of shares	Value (U.S. $)
Common Stock (continued)
Financials (continued)
Old National Bancorp	1,279,400	$23,476,990
Primerica	365,900	29,546,425
Prosperity Bancshares	370,800	27,639,432
Selective Insurance Group	476,400	21,104,520
Sterling Bancorp	1,116,600	27,635,850
Stifel Financial †	372,300	20,089,308
Umpqua Holdings	1,174,200	22,086,702
United Fire Group	206,473	8,717,290
Webster Financial	463,000	25,432,590
WSFS Financial	402,600	18,358,560
		456,092,557
Healthcare – 12.98%
Acorda Therapeutics †	393,500	10,408,075
Air Methods †	497,900	18,845,515
Catalent †	716,600	20,566,420
CONMED	433,840	18,056,421
CryoLife †	757,540	12,120,640
Exact Sciences †	362,800	7,807,456
HealthSouth	336,500	14,240,680
ICON †	211,200	17,692,224
Ligand Pharmaceuticals Class B †	196,000	20,507,480
Medicines †	388,000	20,338,960
Merit Medical Systems †	641,187	19,748,559
Quidel †	770,000	16,170,000
Repligen †	306,700	9,664,117
Retrophin †	654,500	13,921,215
Spectrum Pharmaceuticals †	1,334,800	8,542,720
TESARO †	154,700	29,140,839
Vanda Pharmaceuticals †	922,200	13,141,350
Wright Medical Group †	533,400	14,871,192
		285,783,863
Media – 0.46%
National CineMedia	790,150	10,137,624
		10,137,624
Real Estate – 6.51%
EastGroup Properties	258,900	19,246,626
EPR Properties	32,200	2,478,112
First Industrial Realty Trust	593,300	15,959,770
Gramercy Property Trust	668,966	18,704,289
Kite Realty Group Trust	702,700	15,916,155
LaSalle Hotel Properties	543,000	15,692,700
Life Storage	43,830	3,884,653

NQ-480 [2/17] 4/17 (18977)     3

Schedule of investments
Delaware Small Cap Core Fund (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock (continued)
Real Estate (continued)
Mack-Cali Realty	674,600	$19,664,590
Pebblebrook Hotel Trust	530,500	15,251,875
Ramco-Gershenson Properties Trust	1,048,500	16,419,510
		143,218,280
Technology – 15.24%
Anixter International †	205,750	17,138,975
Brooks Automation	796,400	16,612,904
Callidus Software †	945,800	17,828,330
ExlService Holdings †	415,790	18,569,181
GrubHub †	367,200	12,874,032
Guidewire Software †	76,800	4,196,352
II-VI †	277,600	9,882,560
j2 Global	330,000	26,868,600
KEYW Holding †	903,700	8,964,704
MACOM Technology Solutions Holdings †	350,304	16,145,495
MaxLinear Class A †	710,500	18,501,420
Microsemi †	506,400	26,241,648
NETGEAR †	282,110	15,459,628
Plantronics	244,000	13,068,640
Proofpoint †	321,600	25,332,432
Q2 Holdings †	306,200	11,007,890
Semtech †	671,400	22,458,330
Shutterfly †	280,600	12,733,628
Silicon Laboratories †	196,800	13,284,000
Synaptics †	254,220	13,511,793
WNS Holdings ADR †	523,298	14,783,169
		335,463,711
Transportation – 1.80%
Swift Transportation †	620,400	13,475,088
XPO Logistics †	512,300	26,122,177
		39,597,265
Utilities – 2.49%
NorthWestern	367,400	21,492,900
South Jersey Industries	443,500	15,531,370
Spire	269,300	17,746,870
		54,771,140
Total Common Stock (cost $1,814,788,482)		2,132,221,425

4     NQ-480 [2/17] 4/17 (18977)

(Unaudited)

	Principal amount°	Value (U.S. $)
Short-Term Investments – 2.95%
Discount Notes – 0.55%≠
Federal Home Loan Bank
0.46% 3/10/17	144,398	$144,384
0.472% 3/24/17	2,296,345	2,295,773
0.487% 4/25/17	1,274,970	1,274,054
0.55% 5/26/17	8,460,263	8,449,552
		12,163,763
Repurchase Agreements – 1.90%
Bank of America Merrill Lynch
0.46%, dated 2/28/17, to be repurchased on 3/1/17,
repurchase price $12,669,267 (collateralized by U.S.
government obligations 3.00% 2/15/47;
market value $12,922,495)	12,669,105	12,669,105
Bank of Montreal
0.45%, dated 2/28/17, to be repurchased on 3/1/17,
repurchase price $12,669,263 (collateralized by U.S.
government obligations 0.00%–2.00%
8/31/18–5/15/40; market value $12,922,488)	12,669,105	12,669,105
BNP Paribas
0.50%, dated 2/28/17, to be repurchased on 3/1/17,
repurchase price $16,504,019 (collateralized by U.S.
government obligations 0.00%–1.875%
4/15/17–2/15/37; market value $16,833,866)	16,503,790	16,503,790
		41,842,000
U.S. Treasury Obligation – 0.50%≠
U.S. Treasury Bill 0.44% 4/13/17	10,902,653	10,896,482
		10,896,482
Total Short-Term Investments (cost $64,902,124)		64,902,245

Total Value of Securities – 99.80%
(cost $1,879,690,606)		2,197,123,670
Receivables and Other Assets Net of Liabilities – 0.20%		4,412,422
Net Assets Applicable to 95,382,266 Shares Outstanding – 100.00%		$2,201,536,092

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

ADR – American Depositary Receipt

NQ-480 [2/17] 4/17 (18977)     5

Notes
Delaware Small Cap Core Fund	February 28, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Equity Funds V (Trust) - Delaware Small Cap Core Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At Feb. 28, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Feb. 28, 2017, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$1,879,690,606
Aggregate unrealized appreciation of investments	$355,511,774
Aggregate unrealized depreciation of investments	(38,078,710)
Net unrealized appreciation of investments	$317,433,064

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

6     NQ-480 [2/17] 4/17 (18977)

(Unaudited)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Feb. 28, 2017:

Securities	Level 1	Level 2	Total
Common Stock	$2,132,221,425	$—	$2,132,221,425
Short-Term Investments	—	64,902,245	64,902,245
Total Value of Securities	$2,132,221,425	$64,902,245	$2,197,123,670

During the period ended Feb. 28, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Feb. 28, 2017, there were no Level 3 investments.

3. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the “Schedule of investments” and accompanying notes.

NQ-480 [2/17] 4/17 (18977)     7

(Unaudited)

4. Subsequent Events

Effective April 3, 2017, Delaware Investments® Family of Funds became Delaware Fundssm by Macquarie and Delaware Investments changed its name to Macquarie Investment Management (MIM). MIM is the marketing name for the companies comprising the asset management division of Macquarie Group Limited.

Management has determined that no other material events or transactions occurred subsequent to Feb. 28, 2017 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

8     NQ-480 [2/17] 4/17 (18977)

Schedule of investments
Delaware Small Cap Value Fund	February 28, 2017 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 96.33%✧
Basic Industry – 9.23%
Albemarle	279,800	$28,402,498
Berry Plastics Group †	1,447,010	72,828,013
Clearwater Paper †	418,685	23,278,886
HB Fuller	938,800	46,386,108
Kaiser Aluminum	160,327	12,638,577
Minerals Technologies	186,312	14,392,602
Olin	1,851,700	57,550,836
Trinseo	581,500	40,210,725
USG †	1,172,600	39,551,798
		335,240,043
Business Services – 1.09%
Deluxe	333,800	24,564,342
WESCO International †	215,000	14,942,500
		39,506,842
Capital Spending – 7.15%
Altra Industrial Motion	725,743	28,195,116
EnPro Industries	260,400	16,998,912
H&E Equipment Services	1,261,400	33,099,136
ITT	1,045,200	42,821,844
MasTec †	1,692,559	66,432,941
Primoris Services	1,122,700	27,910,322
Regal Beloit	239,900	17,860,555
Tetra Tech	245,300	9,873,325
Thermon Group Holdings †	808,429	16,297,929
		259,490,080
Consumer Cyclical – 3.31%
Barnes Group	561,500	28,136,765
Knoll	746,169	16,676,877
Meritage Homes †	971,400	34,533,270
Standard Motor Products	321,340	15,414,680
Tenneco †	394,300	25,357,433
		120,119,025
Consumer Services – 8.07%
Asbury Automotive Group †	216,700	14,118,005
Cable One	35,400	22,139,868
Cato Class A	252,542	6,316,075
Cheesecake Factory	488,700	29,835,135
Choice Hotels International	494,000	29,936,400
Cinemark Holdings	763,931	31,985,791
International Speedway Class A	603,800	22,400,980
Meredith	461,518	28,937,179
Sonic	703,300	17,779,424

NQ-021 [2/17] 4/17 (18978)     1

Schedule of investments
Delaware Small Cap Value Fund (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock✧ (continued)
Consumer Services (continued)
Steven Madden †	653,450	$24,406,357
Texas Roadhouse	438,200	18,535,860
UniFirst	168,200	22,387,420
Wolverine World Wide	966,300	24,321,771
		293,100,265
Consumer Staples – 2.75%
Core-Mark Holding	531,500	17,284,380
J&J Snack Foods	230,900	30,894,420
Pinnacle Foods	518,600	29,627,618
Scotts Miracle-Gro Class A	242,800	22,004,964
		99,811,382
Energy – 6.27%
Dril-Quip †	267,200	16,392,720
Helix Energy Solutions Group †	1,975,200	16,315,152
Jones Energy Class A †	395,900	1,266,880
Oasis Petroleum †	2,015,200	28,535,232
Patterson-UTI Energy	1,894,700	52,331,614
SM Energy	1,120,900	27,630,185
Southwest Gas	501,400	42,884,742
Western Refining	818,800	29,902,576
Whiting Petroleum †	1,135,800	12,323,430
		227,582,531
Financial Services – 28.72%
American Equity Investment Life Holding	1,510,800	40,655,628
Bank of Hawaii	594,700	50,228,362
Boston Private Financial Holdings	1,778,400	30,588,480
Community Bank System	714,600	42,454,386
East West Bancorp	2,145,523	116,115,705
First Financial Bancorp	1,491,600	41,391,900
First Interstate BancSystem	595,600	26,117,060
First Midwest Bancorp	1,417,800	34,636,854
Great Western Bancorp	1,233,250	52,709,105
Hancock Holding	1,390,400	65,974,480
Independent Bank	233,500	15,177,500
Infinity Property & Casualty	259,682	24,475,029
Legg Mason	559,300	21,096,796
Main Street Capital	622,700	23,033,673
NBT Bancorp	996,400	40,234,632
ProAssurance	576,900	34,094,790
Prosperity Bancshares	514,900	38,380,646
S&T Bancorp	664,556	23,651,548
Selective Insurance Group	1,382,300	61,235,890

2     NQ-021 [2/17] 4/17 (18978)

(Unaudited)

	Number of shares	Value (U.S. $)
Common Stock✧ (continued)
Financial Services (continued)
Stifel Financial †	752,400	$40,599,504
Umpqua Holdings	1,841,600	34,640,496
Validus Holdings	597,384	34,445,161
Valley National Bancorp	3,303,200	40,860,584
Webster Financial	1,404,700	77,160,171
WesBanco	817,200	32,982,192
		1,042,940,572
Healthcare – 4.12%
Haemonetics †	363,800	13,580,654
Owens & Minor	774,200	27,933,136
Service Corp. International	640,100	19,670,273
STERIS	473,880	33,233,204
Teleflex	122,200	23,362,196
VWR †	1,134,816	31,888,330
		149,667,793
Real Estate – 7.39%
Alexander & Baldwin	550,100	24,660,983
Brandywine Realty Trust	2,398,437	39,957,960
Education Realty Trust	559,933	23,601,176
Healthcare Realty Trust	939,500	30,026,420
Highwoods Properties	786,100	41,262,389
Lexington Realty Trust	2,978,000	33,234,480
Ramco-Gershenson Properties Trust	1,380,089	21,612,194
Summit Hotel Properties	1,582,100	24,348,519
Washington Real Estate Investment Trust	907,400	29,681,054
		268,385,175
Technology – 13.49%
Brocade Communications Systems	1,430,600	17,610,686
Cirrus Logic †	407,000	22,010,560
CommScope Holding †	1,208,448	45,981,446
Electronics For Imaging †	773,300	35,625,931
MaxLinear Class A †	891,700	23,219,868
NetScout Systems †	870,406	32,161,502
ON Semiconductor †	2,913,400	44,079,742
PTC †	666,300	35,906,907
Super Micro Computer †	784,300	20,391,800
Synopsys †	931,900	66,574,936
Tech Data †	344,619	29,981,853
Teradyne	1,322,400	37,609,056
Tower Semiconductor	931,900	21,387,105

NQ-021 [2/17] 4/17 (18978)     3

Schedule of investments
Delaware Small Cap Value Fund (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock✧ (continued)
Technology (continued)
TTM Technologies †	1,178,200	$19,039,712
Vishay Intertechnology	2,412,500	38,238,125
		489,819,229
Transportation – 2.31%
Kirby †	262,400	18,158,080
Matson	514,200	17,446,806
Saia †	353,950	17,113,483
Werner Enterprises	1,119,300	31,340,400
		84,058,769
Utilities – 2.43%
Black Hills	449,200	29,144,096
El Paso Electric	572,400	27,961,740
NorthWestern	531,400	31,086,900
		88,192,736
Total Common Stock (cost $2,363,377,174)		3,497,914,442

Exchange-Traded Fund – 0.37%
iShares Russell 2000 Value ETF	111,800	13,370,162
Total Exchange-Traded Fund (cost $10,812,905)		13,370,162

	Principal amount°
Short-Term Investments – 3.11%
Repurchase Agreements – 3.11%
Bank of America Merrill Lynch
0.46%, dated 2/28/17, to be repurchased on 3/1/17,
repurchase price $34,178,438 (collateralized by U.S.
government obligations 3.00% 2/15/47;
market value $34,861,581)	34,178,001	34,178,001
Bank of Montreal
0.45%, dated 2/28/17, to be repurchased on 3/1/17,
repurchase price $34,178,428 (collateralized by U.S.
government obligations 0.00%–2.00%
8/31/18–5/15/40; market value $34,861,563)	34,178,001	34,178,001

4     NQ-021 [2/17] 4/17 (18978)

(Unaudited)

	Principal amount°	Value (U.S. $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas
0.50%, dated 2/28/17, to be repurchased on 3/1/17,
repurchase price $44,523,617 (collateralized by U.S.
government obligations 0.00%–1.875%
4/15/17–2/15/37; market value $45,413,458)	44,522,998	$44,522,998
		112,879,000
Total Short-Term Investments (cost $112,879,000)		112,879,000

Total Value of Securities – 99.81%
(cost $2,487,069,079)		3,624,163,604
Receivables and Other Assets Net of Liabilities – 0.19%		7,028,871
Net Assets Applicable to 57,060,626 Shares Outstanding – 100.00%		$3,631,192,475

✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

ETF – Exchange-Traded Fund

NQ-021 [2/17] 4/17 (18978)     5

Notes
Delaware Small Cap Value Fund	February 28, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Equity Funds V (Trust) - Delaware Small Cap Value Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At Feb. 28, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Feb. 28, 2017, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$2,487,069,079
Aggregate unrealized appreciation of investments	$1,169,355,253
Aggregate unrealized depreciation of investments	(32,260,728)
Net unrealized appreciation of investments	$1,137,094,525

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

6     NQ-021 [2/17] 4/17 (18978)

(Unaudited)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Feb. 28, 2017:

Securities	Level 1	Level 2	Total
Common Stock	$3,497,914,442	$—	$3,497,914,442
Exchange-Traded Fund	13,370,162	—	13,370,162
Short-Term Investments	—	112,879,000	112,879,000
Total Value of Securities	$3,511,284,604	$112,879,000	$3,624,163,604

During the period ended Feb. 28, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Feb. 28, 2017, there were no Level 3 investments.

3. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the “Schedule of investments” and accompanying notes.

NQ-021 [2/17] 4/17 (18978)     7

(Unaudited)

4. Subsequent Events

Effective April 3, 2017, Delaware Investments® Family of Funds became Delaware Fundssm by Macquarie and Delaware Investments changed its name to Macquarie Investment Management (MIM). MIM is the marketing name for the companies comprising the asset management division of Macquarie Group Limited.

Management has determined that no other material events or transactions occurred subsequent to Feb. 28, 2017 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

8     NQ-021 [2/17] 4/17 (18978)

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: